Sentinel Group Funds, Inc.
                             One National Life Drive
                              Montpelier, VT 05604


December 22, 2006

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Sentinel Group Funds, Inc.; File No. 333-139447
         Amendment to Preliminary Proxy Statement

Ladies and Gentlemen:

We are filing this amendment to the preliminary combined proxy statement/prospectus filed by the Registrant on Form N-14 on December 18, 2006 in an attempt to correct the series and class codes under which the original filing was made. Specifically, the original filing codes did not reflect the Sentinel Common Stock Fund (Class I), the Sentinel Government Securities Fund (Class A and Class I), the Sentinel Mid Cap Value Fund (Class A, Class C and Class I) and the Sentinel Georgia Municipal Bond Fund (Class A and Class I). It also inappropriately reflected that the Sentinel Common Stock Fund (Class C) was proposing to acquire various classes of several Synovus Funds, when in fact it proposes to acquire only the Synovus Intermediate-Term Bond Fund (Class C). The error appeared to related to a technical issue, which we believe has been corrected at the time this amendment is filed. This amendment makes no other changes to the original filing.

We request that you grant acceleration of this amendment so that it will become effective on the same date the original filing would have become effective absent this amendment (on the 30th day after December 18, 2006 pursuant to Rule 488 under the Securities Act of 1933).

Please direct any communications relating to this filing to me at (802)
229-7410.

                                                              Very truly yours,

                                                              /s/ Kerry A. Jung
                                                              -----------------
                                                              Kerry A. Jung
                                                              Secretary

Enclosures